May 1, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Longleaf Partners Funds Trust
1933 Act File #33-10472
1940 Act File #811-4923
Dear Sir or Madame:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned on behalf of Longleaf Partners Funds Trust (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically under Rule 485(b) as Post Effective Amendment #30 on April 27, 2007.
Sincerely,

/s/ Andrew R. McCarroll
Andrew R. McCarroll
VP and General Counsel Southeastern Asset Management, Inc. Adviser to Longleaf Partners Funds